Stockholders' Equity (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at January 1, 2014	343,125	345,000	267,125
Options, Granted	135,000	0	105,500
Options, Canceled	0	0	0
Options, Exercised	(19,000)	0	0
Options, Expired/Forfeited	(65,125)	(1,875)	(27,625)
Options, Outstanding at September 30, 2014	394,000	343,125	345,000
Options, Exercisable at September 30, 2014	309,000	304,500
Weighted Average Exercise Price, Outstanding at January 1, 2014	$ 4.55	$ 4.54	$ 5.00
Weighted-Average Exercise Price, Granted	$ 6.57	$ 0	$ 3.00
Weighted-Average Exercise Price Canceled	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ 3.58	$ 0	$ 0
Weighted-Average Exercise Price, Expired/Forfeited	$ 4.55	$ (3.40)	$ (3.06)
Weighted Average Exercise Price, Outstanding at September 30, 2014	$ 5.29	$ 4.55	$ 4.54
Weighted-Average Exercise Price, Exercisable at September 30, 2014	$ 4.70	$ 4.75